EXHIBIT 99.15

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-1 Dropped Loans - Compliance Only
Start - End Dates:	10/21/16-11/30/17
Deal Loan Count:	31

Conditions Report 2.0

Loans in Report:	31
Loans with Conditions:	14

4 - Total Active Conditions
4 - Non-Material Conditions
4 - Compliance Review Scope
1 - Category: Federal Consumer Protection
3 - Category: TILA/RESPA Integrated Disclosure
33 - Total Satisfied Conditions

33 - Compliance Review Scope
2 - Category: Finance Charge Tolerance
2 - Category: Right of Rescission
2 - Category: State Consumer Protection
27 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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